united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TOPS® Aggressive Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.1%
	EQUITY FUNDS - 98.1%
11,131	FlexShares Global Upstream Natural Resources Index Fund	$362,648
3,719	Guggenheim MSCI Global Timber	121,686
9,092	iShares Core S&P Mid-Cap ETF	1,705,386
18,888	iShares Core S&P Small-Cap ETF	1,454,565
14,467	SPDR Portfolio S&P 500 Growth ETF	484,934
16,519	SPDR Portfolio S&P 500 Value ETF	485,659
42,465	Vanguard FTSE All-World ex-US ETF	2,308,822
3,052	Vanguard FTSE All-World ex-US Small-Cap ETF	363,920
21,425	Vanguard FTSE Emerging Markets ETF	1,006,547
4,007	Vanguard Global ex-US Real Estate ETF	244,106
3,236	Vanguard Real Estate ETF	244,221
12,528	Vanguard S&P 500 ETF	3,032,778
1,574	WisdomTree Emerging Markets SmallCap Dividend Fund	85,059
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,132,411)	11,900,331

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
308,481	STIT - Government & Agency Portfolio, Institutional Class 1.55% (a)
	(Cost - $308,481)	308,481

	TOTAL INVESTMENTS - 100.6% (Cost - 11,440,892) (b)	$12,208,812
	OTHER ASSETS AND LIABILITIES - NET - (0.6) %	(72,712)
	TOTAL NET ASSETS - 100.0%	$12,136,100

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $11,494,462 and differs from fair value by net unrealized appreciation of securities as follows:

	Unrealized appreciation:	$1,009,119
	Unrealized depreciation:	(294,769)
	Net unrealized appreciation:	$714,350

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 47.7%
35,190	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$858,284
1,705	iShares 1-3 Year Treasury Bond ETF	142,470
9,481	iShares 3-7 Year Treasury Bond ETF	1,143,598
11,214	iShares Floating Rate Bond ETF	571,129
6,690	iShares iBoxx $ High Yield Corporate Bond ETF +	572,932
9,775	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,147,487
23,661	SPDR Portfolio Short Term Corporate Bond ETF	714,562
21,980	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	430,808
5,531	Vanguard Mortgage-Backed Securities ETF	285,400
17,537	Vanguard Short-Term Inflation-Protected Securities ETF	857,735
2,606	Vanguard Total International Bond ETF	142,626
		6,867,031
	EQUITY FUNDS - 50.3%
4,447	FlexShares Global Upstream Natural Resources Index Fund	144,883
4,416	Guggenheim MSCI Global Timber	144,492
3,086	iShares Core S&P Mid-Cap ETF	578,841
7,484	iShares Core S&P Small-Cap ETF	576,343
8,655	SPDR Portfolio S&P 500 Growth ETF	290,116
34,407	SPDR Portfolio S&P 500 Value ETF	1,011,566
1,575	Vanguard Energy ETF	145,483
21,258	Vanguard FTSE All-World ex-US ETF	1,155,797
2,422	Vanguard FTSE All World ex-US Small-Cap ETF	288,799
12,374	Vanguard FTSE Emerging Markets ETF	581,331
7,128	Vanguard Global ex-US Real Estate ETF	434,238
1,126	Vanguard Materials ETF	145,141
5,787	Vanguard Real Estate ETF	436,745
5,385	Vanguard S&P 500 ETF	1,303,601
		7,237,376
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,916,225)	14,104,407

TOPS® Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Shares		Fair Value

	SHORT-TERM INVESTMENTS - 6.2%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
573,757	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)	$573,757

	MONEY MARKET FUND - 2.2%
314,801	STIT - Government & Agency Portfolio, Institutional Class -1.55% (a)	314,801

	TOTAL SHORT-TERM INVESTMENTS (Cost - $888,558)	888,558

	TOTAL INVESTMENTS - 104.2% (Cost - $14,804,783) (b)	$14,992,965
	OTHER ASSETS AND LIABILITIES - NET - (4.2) %	(606,044)
	TOTAL NET ASSETS - 100.0%	$14,386,921

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $563,169 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $573,757.
(a) Variable rate securities, the money market rate shown represents the rate at March 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $14,873,716 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$416,234
	Unrealized depreciation:	(296,985)
	Net unrealized appreciation:	$119,249

TOPS® Conservative ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Shares		Fair Value
	SHORT-TERM INVESTMENTS - 3.1%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.0%
95,193	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)	$95,193

	MONEY MARKET FUND - 2.1%
193,207	STIT - Government & Agency Portfolio, Institutional Class -1.55% (a)	193,207

	TOTAL SHORT-TERM INVESTMENTS (Cost - $288,400)	288,400

	TOTAL INVESTMENTS - 101.1% (Cost - $9,545,760) (b)	$9,556,292
	OTHER ASSETS AND LIABILITIES - NET - (1.1) %	(102,036)
	TOTAL NET ASSETS - 100.0%	$9,454,256

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $93,433 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $95,193.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $9,560,646 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$156,013
	Unrealized depreciation:	(160,367)
	Net unrealized depreciation:	$(4,354)

TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 12.9%
16,389	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$399,728
3,316	iShares 3-7 Year Treasury Bond ETF	399,976
7,020	iShares iBoxx $ High Yield Corporate Bond ETF +	601,193
3,429	iShares iBoxx $ Investment Grade Corporate Bond ETF	402,530
20,504	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	401,878
3,877	Vanguard Mortgage-Backed Securities ETF	200,053
4,088	Vanguard Short-Term Inflation-Protected Securities ETF	199,944
		2,605,302
	EQUITY FUNDS - 85.2%
24,951	FlexShares Global Upstream Natural Resources Index Fund	812,904
6,196	Guggenheim MSCI Global Timber	202,733
11,902	iShares Core S&P Mid-Cap ETF	2,232,458
20,979	iShares Core S&P Small-Cap ETF	1,615,593
24,248	SPDR Portfolio S&P 500 Growth ETF	812,793
27,521	SPDR Portfolio S&P 500 Value ETF	809,117
2,199	Vanguard Energy ETF	203,122
67,111	Vanguard FTSE All-World ex-US ETF	3,648,825
3,389	Vanguard FTSE All-World ex-US Small-Cap ETF	404,104
23,827	Vanguard FTSE Emerging Markets ETF	1,119,393
10,011	Vanguard Global ex-US Real Estate ETF	609,870
1,572	Vanguard Materials ETF	202,631
5,422	Vanguard Real Estate ETF	409,198
16,767	Vanguard S&P 500 ETF	4,058,955
1,873	WisdomTree Emerging Markets SmallCap Dividend Fund	101,217
		17,242,913
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,837,103)	19,848,215
TOPS® Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Shares		Fair Value
	SHORT-TERM INVESTMENTS - 5.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.0%
615,911	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)	$615,911

	MONEY MARKET FUND - 2.5%
501,146	STIT - Government & Agency, Intstitutional Class - 1.55% (a)	501,146

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,113,057)	1,117,057

	TOTAL INVESTMENTS - 103.6% (Cost - $19,950,160) (b)	$20,965,272
	OTHER ASSETS AND LIABILITIES - NET - (3.6) %	(722,621)
	TOTAL NET ASSETS - 100.0%	$20,242,651

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $599,052 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $615,911.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2108.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $19,958,995 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$1,459,698
	Unrealized depreciation:	(453,421)
	Net unrealized appreciation:	$1,006,277

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares		Fair Value

	EXCHANGE TRADED FUNDS - 98.0%
	DEBT FUNDS - 32.8%
27,125	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	$661,579
5,286	iShares 1-3 Year Treasury Bond ETF	441,698
1,832	iShares 3-7 Year Treasury Bond ETF	220,976
12,924	iShares iBoxx $ High Yield Corporate Bond ETF +	1,106,811
15,151	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,778,576
43,909	SPDR Portfolio Short Term Corporate Bond ETF	1,326,052
22,650	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	443,940
8,564	Vanguard Mortgage-Backed Securities ETF	441,902
13,547	Vanguard Short-Term Inflation-Protected Securities ETF	662,584
4,038	Vanguard Total International Bond ETF	221,000
		7,305,118
	EQUITY FUNDS - 65.2%
20,486	FlexShares Global Upstream Natural Resources Index Fund	667,434
6,843	Guggenheim MSCI Global Timber	223,903
9,561	iShares Core S&P Mid-Cap ETF	1,793,357
17,380	iShares Core S&P Small-Cap ETF	1,338,434
13,312	SPDR Portfolio S&P 500 Growth ETF	446,218
22,799	SPDR Portfolio S&P 500 Value ETF	670,291
2,397	Vanguard Energy ETF	221,411
49,420	Vanguard FTSE All-World ex-US ETF	2,686,965
3,744	Vanguard FTSE All-World ex-US Small-Cap ETF	446,434
19,003	Vanguard FTSE Emerging Markets ETF	892,761
11,059	Vanguard Global ex-US Real Estate ETF	673,714
1,726	Vanguard Materials ETF	222,481
5,987	Vanguard Real Estate ETF	451,839
15,687	Vanguard S&P 500 ETF	3,797,509
		14,532,751
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,043,390)	21,837,869

TOPS® Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Shares		Fair Value

	SHORT-TERM INVESTMENT - 7.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.0%
1,112,427	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)	$1,112,427

	MONEY MARKET FUND - 2.3%
503,233	STIT - Government & Agency Portfolio, Institutional Class - 1.55% (a)	503,233

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,615,660)	1,615,660

	TOTAL INVESTMENTS - 105.3% (Cost - $22,659,050) (b)	$23,453,529
	OTHER ASSETS AND LIABILITIES - NET - (5.3) %	(1,179,287)
	TOTAL NET ASSETS - 100.0%	$22,274,242

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $1,085,316 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $1,112,427.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $22,759,034 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$1,158,634
	Unrealized depreciation:	(464,139)
	Net unrealized appreciation:	$694,495

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares				Fair Value

	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 43.0%
1,319,714	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$32,187,825
64,288	iShares 1-3 Year Treasury Bond ETF			5,371,905
356,349	iShares 3-7 Year Treasury Bond ETF			42,982,816
421,570	iShares Floating Rate Bond ETF			21,470,560
251,511	iShares iBoxx $ High Yield Corporate Bond ETF +			21,539,402
368,564	iShares iBoxx $ Investment Grade Corporate Bond ETF			43,265,728
890,132	SPDR Portfolio Short Term Corporate Bond ETF			26,881,986
826,468	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			16,198,773
208,318	Vanguard Mortgage-Backed Securities ETF			10,749,209
659,069	Vanguard Short-Term Inflation-Protected Securities ETF			32,235,065
98,214	Vanguard Total International Bond ETF +			5,375,252
				258,258,521
	EQUITY FUNDS - 45.3%
166,146	FlexShares Global Upstream Natural Resources Index Fund +			5,413,037
166,495	Guggenheim MSCI Global Timber			5,447,716
116,301	iShares Core S&P Mid-Cap ETF			21,814,579
281,879	iShares Core S&P Small-Cap ETF			21,707,502
323,860	SPDR Portfolio S&P 500 Growth ETF			10,855,787
1,294,126	SPDR Portfolio S&P 500 Value ETF			38,047,305
58,328	Vanguard Energy ETF +			5,387,757
801,448	Vanguard FTSE All-World ex-US ETF			43,574,728
91,088	Vanguard FTSE All-World ex-US Small-Cap ETF			10,861,333
462,344	Vanguard FTSE Emerging Markets ETF			21,720,921
269,053	Vanguard Global ex-US Real Estate ETF			16,390,709
41,996	Vanguard Materials ETF			5,413,284
217,014	Vanguard Real Estate ETF			16,378,047
201,924	Vanguard S&P 500 ETF			48,881,762
				271,894,467
	TOTAL EXCHANGE TRADED FUNDS (Cost - $512,880,823)			530,152,988

	SHORT-TERM INVESTMENTS - 15.7%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.0%
24,189,372	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)			24,189,372

	MONEY MARKET FUNDS - 11.4%
28,750,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class - 1.55% (a)			28,750,000
39,735,402	STIT - Government & Agency Portfolio, Institutional Class - 1.55% (a)			39,735,402
				68,485,402

TOPS® Managed Risk Balanced ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)

Principal		Coupon (c)	Maturity	Fair Value
	U.S. TREASURY BILL - 0.3%
$2,000,000	United States Treasury Bill (b)	0.00%	6/21/2018	$1,992,485

	TOTAL SHORT-TERM INVESTMENTS (Cost - $94,667,259)			94,667,259

	TOTAL INVESTMENTS - 104.0% (Cost - $607,548,082) (d)			$624,820,247
	OTHER ASSETS AND LIABILITIES - NET - (4.0) %			(24,277,757)
	TOTAL NET ASSETS - 100.0%			$600,542,490

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $23,744,163 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $24,189,372.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2018.
(b) All or a portion of this security held as collateral for futures contracts.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $609,998,407 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$27,507,623
		Unrealized depreciation:		(12,685,783)
		Net unrealized appreciation:		$14,821,840

Long				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	LONG FUTURES CONTRACTS
24	MSCI EAFE Index June 2018	Merrill Lynch	$2,400,720	$(40,601)
39	MSCI Emerging Market Index June 2018	Merrill Lynch	2,316,210	(73,582)
17	Russell 2000 Index Mini June 2018	Merrill Lynch	1,301,520	(63,390)
40	S&P 500 Index E-Mini June 2018	Merrill Lynch	5,286,000	(291,452)
9	S&P Midcap 400 Index E-Mini June 2018	Merrill Lynch	1,694,790	(65,622)
453	US 5-Year Treasury Note June 2018	Merrill Lynch	51,850,805	173,036
	NET UNREALIZED DEPRECIATION ON LONG FUTURES CONTRACTS			$(361,611)

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares				Fair Value

	EXCHANGE TRADED FUNDS - 88.5%
	DEBT FUNDS - 11.6%
696,656	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$16,991,440
141,086	iShares 3-7 Year Treasury Bond ETF			17,017,793
298,732	iShares iBoxx $ High Yield Corporate Bond ETF +			25,583,408
145,927	iShares iBoxx $ Investment Grade Corporate Bond ETF			17,130,371
872,568	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			17,102,333
164,956	Vanguard Mortgage-Backed Securities ETF			8,511,730
173,957	Vanguard Short-Term Inflation-Protected Securities ETF			8,508,237
				110,845,312
	EQUITY FUNDS - 76.9%
1,052,365	FlexShares Global Upstream Natural Resources Index Fund			34,286,052
263,679	Guggenheim MSCI Global Timber			8,627,577
506,509	iShares Core S&P Mid-Cap ETF			95,005,893
892,815	iShares Core S&P Small-Cap ETF			68,755,683
1,025,745	SPDR Portfolio S&P 500 Growth ETF			34,382,972
1,171,190	SPDR Portfolio S&P 500 Value ETF			34,432,986
92,352	Vanguard Energy ETF			8,530,554
2,854,062	Vanguard FTSE All-World ex-US ETF			155,175,351
144,256	Vanguard FTSE All-World ex-US Small-Cap ETF			17,201,085
996,461	Vanguard FTSE Emerging Markets ETF			46,813,738
426,109	Vanguard Global ex-US Real Estate ETF			25,958,560
66,503	Vanguard Materials ETF			8,572,237
230,400	Vanguard Real Estate ETF			17,388,288
710,627	Vanguard S&P 500 ETF			172,028,584
88,562	WisdomTree Emerging Markets SmallCap Dividend Fund			4,785,891
				731,945,451
	TOTAL EXCHANGE TRADED FUNDS (Cost - $775,808,508)			842,790,763

	SHORT-TERM INVESTMENTS - 14.6%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 2.8%
26,129,498	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)			26,129,498

	MONEY MARKET FUNDS - 11.3%
30,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class - 1.55% (a)			30,000,000
30,000,000	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% (a)			30,000,000
47,434,988	STIT - Government & Agency Portfolio, Institutional Class - 1.55% (a)			47,434,988
				107,434,988

TOPS® Managed Risk Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Principal		Coupon (c)	Maturity	Fair Value

	U.S. TREASURY BILL - 0.5%
$5,000,000	United States Treasury Bill (b)	0.00%	6/21/2018	$4,981,212

	TOTAL SHORT-TERM INVESTMENTS (Cost - $138,545,698)			138,545,698

	TOTAL INVESTMENTS - 103.1% (Cost - $914,354,206) (d)			$981,336,461
	OTHER ASSETS AND LIABILITIES - NET - (3.1) %			(29,086,634)
	TOTAL NET ASSETS - 100.0%			$952,249,827

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $25,614,581 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $26,129,498.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2108.
(b) All or a portion of this security may be held as collateral for futures contracts.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $919,172,395 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$84,243,578
		Unrealized depreciation:		(22,079,512)
		Net unrealized appreciation:		$62,164,066

Long (Short)				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	OPEN SHORT FUTURES CONTRACTS
(270)	MSCI EAFE Index June 2018	Merrill Lynch	$(27,008,100)	$(353,240)
(412)	MSCI Emerging Market Index June 2018	Merrill Lynch	(24,468,680)	(336,596)
(185)	Russell 2000 Index Mini June 2018	Merrill Lynch	(14,163,600)	(111,421)
(357)	S&P 500 Index E-Mini June 2018	Merrill Lynch	(47,177,550)	(566,141)
(114)	S&P Midcap 400 Index E-Mini June 2018	Merrill Lynch	(21,467,340)	(307,714)
	NET UNREALIZED DEPRECIATION ON OPEN SHORT FUTURES CONTRACTS			$(1,675,112)

	LONG FUTURES CONTRACTS
2,173	US 5-Year Treasury Note June 2018	Merrill Lynch	248,723,618	475,884
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$475,884

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares				Fair Value

	EXCHANGE TRADED FUNDS - 88.4%
	DEBT FUNDS - 29.6%
1,089,292	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$26,567,832
212,256	iShares 1-3 Year Treasury Bond ETF			17,736,111
73,535	iShares 3-7 Year Treasury Bond ETF			8,869,792
519,003	iShares iBoxx $ High Yield Corporate Bond ETF +			44,447,417
608,443	iShares iBoxx $ Investment Grade Corporate Bond ETF			71,425,124
1,763,348	SPDR Portfolio Short Term Corporate Bond ETF			53,253,110
909,576	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			17,827,690
343,900	Vanguard Mortgage-Backed Securities ETF			17,745,240
544,005	Vanguard Short-Term Inflation-Protected Securities ETF			26,607,284
162,134	Vanguard Total International Bond ETF			8,873,594
				293,353,194
	EQUITY FUNDS - 58.8%
822,817	FlexShares Global Upstream Natural Resources Index Fund			26,807,378
274,862	Guggenheim MSCI Global Timber			8,993,485
383,990	iShares Core S&P Mid-Cap ETF			72,025,004
698,007	iShares Core S&P Small-Cap ETF			53,753,519
534,631	SPDR Portfolio S&P 500 Growth ETF			17,920,831
915,614	SPDR Portfolio S&P 500 Value ETF			26,919,052
96,284	Vanguard Energy ETF			8,893,753
1,983,052	Vanguard FTSE All-World ex-US ETF			107,818,537
150,373	Vanguard FTSE All-World ex-US Small-Cap ETF			17,930,476
763,211	Vanguard FTSE Emerging Markets ETF			35,855,653
444,179	Vanguard Global ex-US Real Estate ETF			27,059,385
69,327	Vanguard Materials ETF			8,936,250
237,898	Vanguard Real Estate ETF			17,954,162
629,648	Vanguard S&P 500 ETF			152,425,188
				583,292,673
	TOTAL EXCHANGE TRADED FUNDS (Cost - $828,055,330)			876,645,867

	SHORT-TERM INVESTMENTS - 16.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.5%
45,173,502	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)			45,173,502

	MONEY MARKET FUNDS - 11.4%
35,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class - 1.55% (a)			35,000,000
35,000,000	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% (a)			35,000,000
42,844,208	STIT - Government & Agency Portfolio, Institutional Class - 1.55% (a)			42,844,208
				112,844,208

TOPS® Managed Risk Moderate Growth ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Principal		Coupon (c)	Maturity	Fair Value

	U.S. TREASURY BILL - 0.4%
$4,000,000	United States Treasury Bill (b)	0.00%	6/21/2018	$3,984,970

	TOTAL SHORT-TERM INVESTMENTS (Cost - $162,002,680)			162,002,680

	TOTAL INVESTMENTS - 104.7% (Cost - $990,058,010) (d)			$1,038,648,547
	OTHER ASSETS AND LIABILITIES - NET - (4.7) %			(46,374,113)
	TOTAL NET ASSETS - 100.0%			$992,274,434

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $44,348,674 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $45,173,502.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2018.
(b) All or a portion of this security held as collateral for futures contracts.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $994,221,410 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$66,144,312
		Unrealized depreciation:		(21,717,175)
		Net unrealized appreciation:		$44,427,137

Long (Short)				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	OPEN SHORT FUTURES CONTRACTS
(39)	MSCI EAFE Index June 2018	Merrill Lynch	$(3,901,170)	$(17,261)
(60)	MSCI Emerging Market Index June 2018	Merrill Lynch	(3,563,400)	(50,142)
(28)	Russell 2000 Index Mini June 2018	Merrill Lynch	(2,143,680)	(10,010)
(57)	S&P 500 Index E-Mini June 2018	Merrill Lynch	(7,532,550)	(90,627)
(17)	S&P Midcap 400 Index E-Mini June 2018	Merrill Lynch	(3,201,270)	(25,034)
	NET UNREALIZED DEPRECIATION ON OPEN SHORT FUTURES CONTRACTS			$(193,074)

	LONG FUTURES CONTRACTS
1,141	US 5-Year Treasury Note June 2018	Merrill Lynch	130,599,930	229,648
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$229,648

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS
March 31, 2018 (Unaudited)
Shares				Fair Value
	EXCHANGE TRADED FUNDS - 88.3%
	DEBT FUNDS - 38.5%
235,433	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			$5,742,211
13,763	iShares 1-3 Year Treasury Bond ETF			1,150,036
57,215	iShares 3-7 Year Treasury Bond ETF			6,901,273
67,686	iShares Floating Rate Bond ETF			3,447,248
53,843	iShares iBoxx $ High Yield Corporate Bond ETF +			4,611,115
78,815	iShares iBoxx $ Investment Grade Corporate Bond ETF			9,252,093
190,555	SPDR Portfolio Short Term Corporate Bond ETF			5,754,761
176,927	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			3,467,769
44,596	Vanguard Mortgage-Backed Securities ETF			2,301,154
117,576	Vanguard Short-Term Inflation-Protected Securities ETF			5,750,642
21,025	Vanguard Total International Bond ETF			1,150,698
				49,529,000
	EQUITY FUNDS - 49.8%
71,129	FlexShares Global Upstream Natural Resources Index Fund			2,317,383
35,670	Guggenheim MSCI Global Timber			1,167,122
31,121	iShares Core S&P Mid-Cap ETF			5,837,366
75,428	iShares Core S&P Small-Cap ETF			5,808,710
69,330	SPDR Portfolio S&P 500 Growth ETF			2,323,942
197,887	SPDR Portfolio S&P 500 Value ETF			5,817,878
12,486	Vanguard Energy ETF			1,153,332
192,760	Vanguard FTSE All-World ex-US ETF			10,480,361
19,499	Vanguard FTSE All-World ex-US Small-Cap ETF			2,325,061
98,969	Vanguard FTSE Emerging Markets ETF			4,649,564
57,611	Vanguard Global ex-US Real Estate ETF			3,509,662
8,990	Vanguard Materials ETF			1,158,811
45,886	Vanguard Real Estate ETF			3,463,016
57,636	Vanguard S&P 500 ETF			13,952,523
				63,964,731
	TOTAL EXCHANGE TRADED FUNDS (Cost - $109,386,450)			113,493,731

	SHORT-TERM INVESTMENTS - 15.5%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 3.7%
4,703,636	Federated Prime Cash Obligations Fund, Institutional Class - 1.54% * (a)			4,703,636

	MONEY MARKET FUND - 11.5%
14,758,804	STIT - Government & Agency Portfolio, Institutional Class - 1.55% (a)			14,758,804

TOPS® Managed Risk Flex ETF Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)
Principal		Coupon (c)	Maturity	Fair Value

	U.S. TREASURY BILL - 0.3%
$400,000	United States Treasury Bill (b)	0.00%	6/21/2018	$398,497

	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,860,937)			19,860,937

	TOTAL INVESTMENTS - 103.8% (Cost - $129,247,387) (d)			$133,354,668
	OTHER ASSETS AND LIABILITIES - NET - (3.8) %			(4,887,696)
	TOTAL NET ASSETS - 100.0%			$128,466,972

ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation Protected Security
+ Security, or a portion of the security, is out on loan at March 31, 2018. Total loaned securities had a value of $4,608,802 at March 31, 2018.
* Security purchased with cash received as collateral for securities on loan at March 31, 2018. Total collateral amounted to $4,703,636.
(a) Variable rate security, the money market rate shown represents the rate at March 31, 2018.
(b) All or a portion of this security may be held as collateral for futures contracts.
(c) Represents discount rate at time of purchase.
(d) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $129,862,103 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$5,953,217
		Unrealized depreciation:		(2,460,652)
		Net unrealized appreciation:		$3,492,565

Long (Short)				Unrealized
Contracts		Counterparty	Notional Value	Appreciation (Depreciation)
	OPEN SHORT FUTURES CONTRACTS
(5)	MSCI EAFE Index June 2018	Merrill Lynch	$(500,150)	$(2,212)
(8)	MSCI Emerging Market Index June 2018	Merrill Lynch	(475,120)	(6,697)
(4)	Russell 2000 Index Mini June 2018	Merrill Lynch	(306,240)	(1,429)
(8)	S&P 500 Index E-Mini June 2018	Merrill Lynch	(1,057,200)	(12,717)
(2)	S&P Midcap 400 Index E-Mini June 2018	Merrill Lynch	(376,620)	(2,945)
	NET UNREALIZED DEPRECIATION ON OPEN SHORT FUTURES CONTRACTS			$(26,000)

	LONG FUTURES CONTRACTS
149	US 5-Year Treasury Note June 2018	Merrill Lynch	17,054,680	40,391
	NET UNREALIZED APPRECIATION ON LONG FUTURES CONTRACTS			$40,391

TOPS® ETF Portfolios

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

A Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or Sub-Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or Sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or Sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor or Sub-Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor or Sub-Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities;

TOPS® ETF Portfolios NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2018 (Unaudited)

(ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Portfolio’s investments measured at fair value:

Aggressive Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,900,331	$-	$-	$11,900,331
Short-Term Investment	308,481	-	-	308,481
Total	$12,208,812	$-	$-	$12,208,812

Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,104,407	$-	$-	$14,104,407
Short-Term Investment	888,558	-	-	888,558
Total	$14,992,965	$-	$-	$14,992,965

TOPS® ETF Portfolios NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2018 (Unaudited)

Conservative ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,267,892	$-	$-	$9,267,892
Short-Term Investment	288,400	-	-	288,400
Total	$9,556,292	$-	$-	$9,556,292

Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,848,215	$-	$-	$19,848,215
Short-Term Investment	1,117,057	-	-	1,117,057
Total	$20,965,272	$-	$-	$20,965,272

Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,837,869	$-	$-	$21,837,869
Short-Term Investment	1,615,660	-	-	1,615,660
Total	$23,453,529	$-	$-	$23,453,529

Managed Risk Balanced ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$530,152,988	$-	$-	$530,152,988
Short-Term Investment	92,674,774	1,992,485	-	94,667,259
Total	$622,827,762	$1,992,485	$-	$624,820,247

Liabilities	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$(361,611)	$-	$-	$(361,611)

Managed Risk Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$842,790,763	$-	$-	$842,790,763
Short-Term Investment	133,564,486	4,981,212	-	138,545,698
Total	$976,355,249	$4,981,212	$-	$981,336,461

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$475,884	$-	$-	$475,884
Liabilities
Short Futures Contracts **	$(1,675,112)	$-	$-	$(1,675,112)

TOPS® ETF Portfolios NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2018 (Unaudited)

Managed Risk Moderate Growth ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$876,645,867	$-	$-	$876,645,867
Short-Term Investment	158,017,710	3,984,970	-	162,002,680
Total	$1,034,663,577	$3,984,970	$-	$1,038,648,547

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$229,648	$-	$-	$229,648
Liabilities
Short Futures Contracts **	$(193,074)	$-	$-	$(193,074)

Managed Risk Flex ETF Portfolio
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$113,493,731	$-	$-	$113,493,731
Short-Term Investment	19,462,440	398,497	-	19,860,937
Total	$132,956,171	$398,497	$-	$133,354,668

Assets	Level 1	Level 2	Level 3	Total
Long Futures Contracts **	$40,391	$-	$-	$40,391
Liabilities
Short Futures Contracts **	$(26,000)	$-	$-	$(26,000)

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

**Cumulative appreciation (depreciation) of futures contracts is reportable in the above table.

Futures Contracts – The Managed Risk Balanced ETF Portfolio, Managed Risk Growth ETF Portfolio, Managed Risk Moderate Growth ETF Portfolio and Managed Risk Flex ETF Portfolio are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TOPS® ETF Portfolios NOTES TO FINANCIAL STATEMENTS (Continued) March 31, 2018 (Unaudited)

For the period ended March 31, 2018, the Portfolios had the following realized loss from futures contracts.

Portfolio	Net Realized Loss
Managed Risk Balanced ETF Portfolio	$(2,753,756)
Managed Risk Growth ETF Portfolio	(14,265,433)
Managed Risk Moderate Growth ETF Portfolio	(8,656,802)
Managed Risk Flex ETF Portfolio	(998,058)

For the period ended March 31, 2018, the Portfolios had the following change in unrealized depreciation from futures contracts.

Portfolio	Net Change in Unrealized Depreciation
Managed Risk Balanced ETF Portfolio	$893,624
Managed Risk Growth ETF Portfolio	857,189
Managed Risk Moderate Growth ETF Portfolio	884,020
Managed Risk Flex ETF Portfolio	61,225

The notional value of the futures contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2018 is a reflection of the volume of derivative activity for the respective Portfolio.

Security Loans - The Balanced ETF Portfolio, Conservative ETF Portfolio, Growth ETF Portfolio, Moderate Growth ETF Portfolio and Managed Risk Portfolios have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Portfolios are authorized to loan securities to the Borrower. In exchange, the Portfolios receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Portfolios’ Schedules of Investments. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Portfolio. Each Portfolio has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Portfolio is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPS Portfolios

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/29/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 5/29/2018